Earnings per share - Schedule of Antidilutive Securities (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	1,174,072	990,626	1,252,528	898,898	4,003,998	2,793,011
Weighted-average number of unexcercised warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	828,088	828,088	828,088	807,751	3,431,897	2,577,483
RSU's and DEU's
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	345,984	162,539	424,441	91,147	572,101	215,528